Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Summarizes the amortized cost and fair value of the available-for-sale securities portfolio
:

	December 31, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$9,442	$1	$(71)	$9,372
State and municipal	50,020	2,397	(17)	52,400
Mortgage-backed securities – residential	17,671	98	(73)	17,696
Government agency sponsored collateralized mortgage obligations	42,376	139	(679)	41,836
Corporate debt securities	1,000	—	(61)	939
Total	$120,509	$2,635	$(901)	$122,243

	December 31, 2014
	Amortized Costs	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in thousands)
U.S. federal agency obligations	$7,447	$14	$(66)	$7,395
State and municipal	54,298	2,638	(89)	56,847
Mortgage-backed securities – residential	27,391	185	(88)	27,488
Government agency sponsored collateralized mortgage obligations	63,140	290	(900)	62,530
Corporate debt securities	1,000	—	(37)	963
Total	$153,276	$3,127	$(1,180)	$155,223

Sales of securities available for sale	The proceeds from sales of securities available-for-sale were as follows:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Proceeds	$21,539	$26,133
Gross gains	166	203
Gross losses	(67)	(98)

Amortized cost and fair value of debt securities by contractual maturity

	December 31, 2015
	Amortized Cost	Fair Value
	(Dollars in thousands)
Due in one year or less	$641	$648
Due from one to five years	20,084	20,271
Due from five to ten years	28,438	29,636
Due after ten years	11,299	12,156
Subtotal	60,462	62,711
Mortgage-backed securities and government agency sponsored collateralized mortgage obligations	60,047	59,532
Total	$120,509	$122,243

Fair value of securities with unrealized losses, aggregated by investment category and length of time
Securities with unrealized losses at December 31, 2015 and 2014, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are presented in the following tables:

	December 31, 2015
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$8,371	$(71)	$—	$—	$8,371	$(71)
State and municipal	4,512	(14)	856	(3)	5,368	(17)
Mortgage-backed securities – residential	9,259	(48)	809	(25)	10,068	(73)
Government agency sponsored collateralized mortgage obligations	11,200	(136)	18,148	(543)	29,348	(679)
Corporate debt securities	—	—	939	(61)	939	(61)
Total temporarily impaired	$33,342	$(269)	$20,752	$(632)	$54,094	$(901)

	December 31, 2014
	Continuing Unrealized Loss For Less Than 12 Months		Continuing Unrealized Loss For 12 Months or More		Total
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
	(Dollars in thousands)
U.S. federal agency obligations	$2,792	$(8)	$2,942	$(58)	$5,734	$(66)
State and municipal	3,571	(11)	5,506	(78)	9,077	(89)
Mortgage-backed securities – residential	13,261	(40)	3,073	(48)	16,334	(88)
Government agency sponsored collateralized mortgage obligations	5,845	(34)	33,504	(866)	39,349	(900)
Corporate debt securities	963	(37)	—	—	963	(37)
Total temporarily impaired	$26,432	$(130)	$45,025	$(1,050)	$71,457	$(1,180)